Document and Entity Information	Nov. 04, 2019
Cover [Abstract]
Entity Incorporation, State or Country Code	P7
Entity Address, Country	NL
Amendment Flag	false
Entity Central Index Key	0001492658
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	WRIGHT MEDICAL GROUP N.V.
Entity File Number	1-35065
Entity Tax Identification Number	98-0509600
Entity Address, Address Line One	Prins Bernhardplein 200
Entity Address, Address Line Two	1097 JB
Entity Address, City or Town	Amsterdam
City Area Code	20
Entity Address, Postal Zip Code	None
Local Phone Number	521 4777
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value €0.03 per share
Trading Symbol	WMGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false